Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31
	2019	2018	2017

Salaries and related expenses	$291,606	$178,486	$144,250
Stock-based compensation (Note 9F)	230,908	12,077	22,883
Professional fees	65,506	22,271	18,888
Laboratory and materials	35,472	70,779	143,644
Patent expenses	51,491	82,367	65,654
Rent and maintenance	32,895	40,146	41,673
Liability for minimum royalty expenses (Note 9B)	-	-	238,000
Depreciation	29,643	25,650	24,083
Insurance and other expenses	18,178	27,408	21,452
	$755,699	$459,184	$720,527